UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-23014

Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	05/31/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.
May 31, 2018 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 100.4%
Collateralized Loan Obligations-Debt - 26.9%
AMMC CLO,
Ser. 2015-16, Cl. A, 3 Month LIBOR +
6.06%		8.41	4/14/29	4,000,000	[b,c]	4,044,982
BlueMountain CLO,
Ser. 2014-3A, Cl. E, 3 Month LIBOR +
5.65%		8.00	10/15/26	3,000,000	[b,c]	2,956,818
BlueMountain CLO,
Ser. 2015-4A, Cl. ER, 3 Month LIBOR +
5.95%		8.12	4/20/30	750,000	[b,c]	754,202
Cairn CLO,
Ser. 2013-3A, Cl. F, 6 Month EURIBOR +
6.60% @ Floor	EUR	6.60	10/20/28	3,000,000	[b,c]	3,482,073
Carlyle Global Market Strategies Euro
CLO,
Ser. 2015-3A, Cl. ER, 3 Month EURIBOR
+ 6.44% @ Floor	EUR	6.44	7/15/30	2,000,000	[b,c]	2,256,654
Carlyle Global Market Strategies Euro
CLO,
Ser. 2016-2A, Cl. E, 3 Month EURIBOR +
7.75% @ Floor	EUR	7.75	1/18/30	2,000,000	[b,c]	2,367,063
CarVal CLO,
Ser. 2018-1A, CI.E, 3 Month LIBOR +
5.77%		8.10	7/16/31	1,000,000	[b,c]	978,576
Chenango Park CLO,
Ser. 2018-1A, CI.D, 3 Month LIBOR +
5.80%		7.89	4/15/30	1,000,000	[b,c]	1,010,001
Euro-Galaxy CLO,
Ser. 2015-4A, Cl. FR, 3 Month EURIBOR
+ 6.85% @ Floor	EUR	6.85	7/30/30	2,000,000	[b,c]	2,339,088
Marble Point CLO XII,
Ser. 2018-1A, CI.E, 3 Month LIBOR +
6.00%		8.07	7/16/31	1,500,000	[b,c]	1,503,485
Oaktree CLO,
Ser. 2014-1A, Cl. DR, 3 Month LIBOR +
6.30%		8.66	5/13/29	3,000,000	[b,c]	3,011,403
OZLM VI CLO,
Ser. 2014-6A, Cl. DS, 3 Month LIBOR +
6.05%		8.40	4/17/31	2,000,000	[b,c]	2,044,727
OZLM XIII CLO,
Ser. 2015-13A, Cl. D, 3 Month LIBOR +
5.45%		7.81	7/30/27	2,250,000	[b,c]	2,251,561

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 100.4% (continued)
Collateralized Loan Obligations-Debt - 26.9% (continued)
Ozlme CLO,
Ser. 3X, Cl. F, 3 Month EURIBOR +
6.45% @ Floor	EUR	6.45	8/24/30	1,000,000	[b,c]	1,122,489
Penta CLO,
Ser. 2015-2A, Cl. F, 3 Month EURIBOR +
5.48% @ Floor	EUR	5.48	8/4/28	3,000,000	[b,c]	3,442,056
Rockford Tower CLO,
Ser. 2018-1A, Cl. E, 3 Month LIBOR +
5.85%		8.11	5/20/31	750,000	[b,c]	742,500
St. Pauls CLO,
Ser. 5A, Cl. FR, 3 Month EURIBOR +
6.60% @ Floor	EUR	6.60	8/20/30	4,000,000	[b,c]	4,492,551
						38,800,229
Collateralized Loan Obligations-Equity - 6.8%
Carlyle Global Market Strategies CLO,
Ser. 2014-3A, CI. SUB			7/27/26	3,000,000	[c]	2,415,936
Carlyle Global Market Strategies CLO,
Ser. 2014-3RA, CI. SUB			7/27/31	3,000,000	[c]	2,441,100
Dryden Senior Loan Fund,
Ser. 2014-36A, Cl. SUB			11/9/25	2,450,931	[c]	1,862,781
Dryden Senior Loan Fund,
Ser. 2014-36A, Cl. SUBR			1/15/28	484,569	[c]	368,286
Madison Park Funding X,
Ser. 2012-10A, Cl. SUB			1/20/25	3,000,000	[c]	2,663,586
						9,751,689
Consumer Discretionary - 8.6%
Altice Finco,
Gtd. Notes		7.63	2/15/25	1,730,000	[c]	1,613,225
Altice France,
Sr. Scd. Bonds		6.25	5/15/24	1,030,000	[c]	1,002,962
Altice Luxembourg,
Gtd. Notes		7.75	5/15/22	515,000	[c]	496,331
Altice Luxembourg,
Gtd. Notes		7.63	2/15/25	1,420,000	[c]	1,262,039
AMC Entertainment Holdings,
Gtd. Bonds	GBP	6.38	11/15/24	740,000		1,004,062
AMC Networks,
Gtd. Notes		5.00	4/1/24	635,000		618,331
Brookfield Residential,
Gtd. Notes		6.38	5/15/25	590,000	[c]	597,375
CBS Radio,
Gtd. Notes		7.25	11/1/24	1,400,000	[c]	1,351,000
DISH DBS,
Gtd. Notes		5.88	11/15/24	720,000		600,660
Mattamy Group,
Sr. Unscd. Notes		6.88	12/15/23	1,300,000	[c]	1,343,875
Radiate Holdco,
Sr. Unscd. Notes		6.63	2/15/25	1,050,000	[c]	966,000

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 100.4% (continued)
Consumer Discretionary - 8.6% (continued)
Townsquare Media,
Gtd. Notes		6.50	4/1/23	1,290,000	[c]	1,165,837
William Lyon Homes,
Sr. Unscd. Notes		6.00	9/1/23	460,000	[c]	461,725
						12,483,422
Consumer Staples - 2.4%
Albertsons,
Gtd. Notes		6.63	6/15/24	2,100,000		1,985,130
Kronos Acquisition Holdings,
Gtd. Notes		9.00	8/15/23	820,000	[c]	750,300
Prestige Brands,
Gtd. Notes		6.38	3/1/24	680,000	[c]	673,200
						3,408,630
Energy - 11.9%
California Resources,
Scd. Notes		8.00	12/15/22	435,000	[c]	386,063
Chesapeake Energy,
Gtd. Notes		8.00	1/15/25	1,515,000		1,509,319
Extraction Oil & Gas,
Gtd. Notes		7.38	5/15/24	970,000	[c]	1,020,925
Genesis Energy,
Gtd. Bonds		5.63	6/15/24	1,375,000		1,295,937
Gulfport Energy,
Gtd. Notes		6.38	5/15/25	2,185,000		2,105,772
Precision Drilling,
Gtd. Notes		7.75	12/15/23	1,540,000		1,636,250
Sanchez Energy,
Gtd. Notes		6.13	1/15/23	2,350,000		1,556,875
Sanchez Energy,
Sr. Scd. Notes		7.25	2/15/23	580,000	[c]	571,300
SemGroup,
Gtd. Notes		6.38	3/15/25	1,960,000		1,862,000
Sesi,
Gtd. Notes		7.75	9/15/24	765,000		795,600
Shelf Drill Holdings,
Sr. Unscd. Notes		8.25	2/15/25	910,000	[c]	931,612
Trinidad Drilling,
Gtd. Notes		6.63	2/15/25	2,040,000	[c]	1,953,300
Unit,
Gtd. Notes		6.63	5/15/21	1,500,000		1,511,250
						17,136,203
Financials - 10.1%
Amigo Luxembourg,
Sr. Scd. Notes	GBP	7.63	1/15/24	2,100,000		2,859,464
Cabot Financial,
Sr. Scd. Notes	GBP	7.50	10/1/23	1,465,000		2,046,186

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 100.4% (continued)
Financials - 10.1% (continued)
Garfunkelux Holdco 2,
Scd. Bonds	GBP	11.00	11/1/23	1,730,000		2,362,494
Haya Finance 2017,
Sr. Scd. Bonds	EUR	5.25	11/15/22	700,000		752,205
Icahn Enterprises,
Gtd. Notes		6.75	2/1/24	1,350,000		1,385,437
Jerrold Finco,
Sr. Scd. Bonds	GBP	6.13	1/15/24	1,475,000		1,982,884
Tempo Acquisition,
Sr. Unscd. Notes		6.75	6/1/25	905,000	[c]	879,253
York Risk Services Holding,
Gtd. Notes		8.50	10/1/22	2,480,000	[c]	2,318,800
						14,586,723
Health Care - 7.0%
Eagle Holding,
Sr. Unscd. Notes		7.63	5/15/22	1,155,000	[c]	1,172,556
MPH Acquisition Holdings,
Gtd. Notes		7.13	6/1/24	720,000	[c]	748,800
Ortho-Clinical Diagnostic,
Sr. Unscd. Notes		6.63	5/15/22	265,000	[c]	262,350
Polaris Intermediate,
Sr. Unscd. Notes		8.50	12/1/22	2,055,000	[c]	2,129,494
Tenet Healthcare,
Sr. Unscd. Notes		6.75	6/15/23	2,110,000		2,104,725
Universal Hospital Services,
Scd. Notes		7.63	8/15/20	665,000		670,819
Valeant Pharmaceuticals International,
Gtd. Notes		5.88	5/15/23	3,125,000	[c]	2,980,469
						10,069,213
Industrials - 7.2%
Ahern Rentals,
Scd. Notes		7.38	5/15/23	800,000	[c]	784,000
Blueline Rental,
Scd. Notes		9.25	3/15/24	2,595,000	[c]	2,775,275
Bombardier,
Sr. Unscd. Notes		7.50	3/15/25	1,450,000	[c]	1,504,520
Covanta Holding,
Sr. Unscd. Notes		5.88	3/1/24	1,010,000		994,850
Engility,
Gtd. Notes		8.88	9/1/24	700,000		735,875
Prime Security Services Borrower,
Scd. Notes		9.25	5/15/23	2,136,000	[c]	2,268,859
Team Health Holdings,
Gtd. Notes		6.38	2/1/25	1,510,000	[c]	1,313,700
						10,377,079

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 100.4% (continued)
Information Technology - 2.8%
Change Healthcare Holdings,
Sr. Unscd. Notes	5.75	3/1/25	1,030,000	[c]	988,800
Exela Finance,
Sr. Scd. Notes	10.00	7/15/23	870,000	[c]	895,012
Genesys,
Gtd. Notes	10.00	11/30/24	1,300,000	[c]	1,441,375
Riverbed Technology,
Gtd. Notes	8.88	3/1/23	790,000	[c]	743,588
					4,068,775
Materials - 9.0%
Alpha 2,
Sr. Unscd. Notes	8.75	6/1/23	260,000	[c]	257,400
ARD Securities Finance,
Sr. Scd. Notes	8.75	1/31/23	200,000	[c]	205,000
Ardagh Packaging Finance,
Gtd. Notes	7.25	5/15/24	1,785,000	[c]	1,869,787
Bway Holding,
Sr. Unscd. Notes	7.25	4/15/25	625,000	[c]	615,250
Constellium,
Sr. Unscd. Notes	6.63	3/1/25	970,000	[c]	968,787
CVR Partners,
Scd. Notes	9.25	6/15/23	2,300,000	[c]	2,371,875
First Quantum Minerals,
Gtd. Notes	7.50	4/1/25	1,580,000	[c]	1,554,325
Grinding Med,
Sr. Scd. Notes	7.38	12/15/23	300,000	[c]	316,500
Hexion,
Sr. Scd. Notes	6.63	4/15/20	360,000		340,650
Hudbay Minerals,
Gtd. Notes	7.63	1/15/25	1,100,000	[c]	1,160,500
Kleopatra Holdings 1 SCA,
Sr. Scd. Notes	EUR 8.50	6/30/23	965,000		885,411
Kraton Polymers,
Gtd. Notes	7.00	4/15/25	1,020,000	[c]	1,055,700
Peabody Energy,
Sr. Scd. Notes	6.38	3/31/25	565,000	[c]	588,306
W/S Packaging Holdings,
Sr. Scd. Notes	9.00	4/15/23	745,000	[c]	765,488
					12,954,979
Telecommunications - 7.7%
CenturyLink,
Sr. Unscd. Notes	7.50	4/1/24	1,850,000		1,905,500
Cincinnati Bell,
Gtd. Notes	7.00	7/15/24	920,000	[c]	828,000
Crystal Almond SARL,
Sr. Scd. Bonds	EUR 10.00	11/1/21	735,000		921,201

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 100.4% (continued)
Telecommunications - 7.7% (continued)
Digicel,
Gtd. Notes		6.75	3/1/23	3,000,000	[c]	2,628,750
Frontier Communications,
Sr. Unscd. Notes		10.50	9/15/22	275,000		248,875
Intelsat Jackson Holdings,
Gtd. Notes		7.25	10/15/20	170,000		167,450
Intelsat Jackson Holdings,
Gtd. Notes		7.50	4/1/21	570,000		560,025
Intelsat Jackson Holdings,
Sr. Scd. Notes		8.00	2/15/24	900,000	[c]	954,000
Sprint,
Gtd. Notes		7.63	2/15/25	2,820,000		2,911,650
						11,125,451
Total Bonds and Notes
(cost $147,352,052)						144,762,393

Floating Rate Loan Interests - 39.4%
Consumer Discretionary - 6.2%
AVSC Holding,
Second Lien Term Loan, 3 Month LIBOR
+ 7.25%		9.25	8/22/25	350,000	[b]	349,125
Comfort Holding,
First Lien Initial Term Loan, 3 Month
LIBOR + 4.75%		7.11	2/2/24	746,231	[b]	729,441
Deluxe Entertainment Services Group,
Initial Term Loan, 3 Month LIBOR +
5.50%		7.85	2/25/20	244,875	[b]	239,568
EG America,
Term Loan B, 3 Month LIBOR + 4.00%		6.36	2/7/25	342,577	[b]	342,185
FPC Holdings,
First Lien Term Loan, 3 Month LIBOR +
4.5%		6.82	11/19/22	726,872	[b]	731,415
FPC Holdings,
Second Lien Term Loan, 3 Month LIBOR
+ 9.00%		11.18	5/19/23	185,185	[b]	183,333
HNVR Holdco,
Facility B Term Loan, 3 Month
EURIBOR + 3.25%	EUR	5.00	9/12/23	2,000,000	[b]	2,335,422
Innovative XCessories & Services,
Term Loan, 3 Month LIBOR + 4.75%		7.06	11/23/22	994,975	[b]	999,950
Polyconcept Investments,
First Lien Term Loan, 3 Month LIBOR +
5.25%		7.58	8/10/23	746,250	[b]	748,582
Springer Science+Business Media,
Term Loan, 3 Month EURIBOR + 3.25%	EUR	3.75	8/15/22	1,975,353	[b]	2,312,138
						8,971,159

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 39.4% (continued)
Energy - 2.8%
California Resources,
Term Loan, 3 Month LIBOR + 4.75%	6.31	11/14/22	925,926	[b]	949,843
Covia,
Term Loan, 3 Month LIBOR + 3.75%	9.15	4/9/25	622,794	[b]	624,221
Gavilan Resources,
Second Lien Term Loan, 3 Month LIBOR
+ 6.00%	8.31	2/24/24	1,025,000	[b]	1,009,625
Granite Acquisition,
Second Lien Term B Loan, 3 Month
LIBOR + 7.25%	9.45	10/14/22	509,839	[b]	513,663
Keane Group Holdings,
Term Loan B, 3 Month LIBOR + 3.75%	6.11	5/19/25	413,000	[b]	414,035
Oxbow Carbon,
Second Lien Initial Term Loan, 3 Month
LIBOR + 7.50%	9.82	12/18/23	476,190	[b]	485,714
					3,997,101
Financials - 7.2%
AssuredPartners,
Term Loan, 3 Month LIBOR + 3.25%	5.60	10/22/24	316,265	[b]	316,305
Asurion,
Second Lien Replacement B-2 Term
Loan, 3 Month LIBOR + 6.00%	8.37	7/14/25	3,750,000	[b]	3,850,781
Capital Automotive,
Second Lien Tranche B Term Loan, 3
Month LIBOR + 6.00%	8.29	3/21/25	1,425,253	[b]	1,453,758
Indigocyan Holdco 3,
Facility B Term Loan, 3 Month LIBOR +
5.00% @ Floor	GBP 5.00	6/24/24	2,000,000	[b]	2,665,337
LSF9 Atlantis Holdings,
Senior Lien Term Loan, 3 Month LIBOR
+ 6.00%	8.35	4/21/23	139,790	[b]	139,382
Mayfield Agency Borrower,
Second Lien Term Loan, 3 Month LIBOR
+ 8.50%	10.81	1/30/26	578,000	[b]	579,445
Red Ventures ,
Second Lien Term Loan, 3 Month LIBOR
+ 8.00%	10.35	10/18/25	725,000	[b]	741,313
Trident LS Merger Sub,
Term Loan, 3 Month LIBOR + 3.25%	5.56	4/11/25	622,711	[b]	628,648
					10,374,969
Health Care - .7%
Romulus Merger Sub,
Second Lien Term Loan, 3 Month LIBOR
+ 6.25%	8.61	1/31/26	400,000	[b]	401,500
Valeant Pharmaceuticals International,
Term Loan, 3 Month LIBOR + 3.50%	5.83	3/11/22	679,781	[b]	681,865
					1,083,365

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 39.4% (continued)
Industrials - 3.7%
ATS Consolidated,
Term Loan, 3 Month LIBOR + 3.75%		6.06	2/21/25	836,000	[b]	846,450
Brand Industrial Services,
Term Loan, 3 Month LIBOR + 4.25%		6.52	6/14/24	1,095,469	[b]	1,103,121
Employbridge,
Term Loan B, 3 Month LIBOR + 5.00%		7.36	4/10/25	478,853	[b]	485,138
Loparex International,
Term Loan B, 3 Month LIBOR + 4.25%		6.59	3/28/25	612,394	[b]	619,283
Pelican Products,
Term Loan, 3 Month LIBOR + 3.25%		5.82	4/19/25	33,426	[b]	33,614
Pike,
Term Loan, 3 Month LIBOR + 3.50%		5.79	3/12/25	450,942	[b]	456,484
Pisces,
Term Loan, 3 Month LIBOR + 3.75%		6.09	3/28/25	856,714	[b]	860,141
Sedgwick Claims Management Services,
Second Lien Term Loan, 3 Month LIBOR
+ 5.75%		8.11	2/11/22	1,000,000	[b]	1,003,750
						5,407,981
Information Technology - 9.1%
AI Avocado,
Facility B1 Term Loan, 3 Month
EURIBOR + 4.25% @ Floor	EUR	4.25	3/17/21	2,000,000	[b]	2,343,570
BMC Software Finance,
Initial B-1 Term Loan, 3 Month LIBOR +
3.25%		5.52	9/10/22	742,500	[b]	744,323
Digicert Holdings,
First Lien Term Loan, 3 Month LIBOR +
4.75%		7.11	9/20/24	1,000,000	[b]	999,890
Harland Clarke Holdings,
Initial Term Loan, 3 Month LIBOR +
4.75%		7.11	11/1/23	974,692	[b]	963,897
Infinitas Learning Holding,
Facility B3 Term Loan, 3 Month
EURIBOR + 3.50% @ Floor	EUR	3.75	5/3/24	2,000,000	[b]	2,333,072
McAfee,
Term B Loan, 3 Month LIBOR + 4.50%		6.82	9/27/24	997,494	[b]	1,006,356
Mitchell International,
First Lien Delayed Draw Term Loan, 3
Month LIBOR + 3.25% @ Floor		3.25	11/21/24	14,925	[b]	14,951
Mitchell International,
First Lien Term Loan, 3 Month LIBOR +
3.25%		5.56	11/20/24	185,075	[b]	185,396
Mitchell International,
Second Lien Term Loan, 3 Month LIBOR
+ 7.25%		8.94	11/20/25	800,000	[b]	807,164
Oberthur Technologies,
Facility B Term Loan, 3 Month
EURIBOR + 3.75% @ Floor	EUR	3.75	1/10/24	2,000,000	[b]	2,330,267

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 39.4% (continued)
Information Technology - 9.1% (continued)
Optimal Payments,
Second Lien Dollar Term Loan, 3 Month
LIBOR + 7.25%		8.92	11/17/25	1,000,000	[b]	999,170
Quest Software US Holdings,
Term Loan, 3 Month LIBOR + 4.25%		6.58	5/17/25	380,398	[b]	381,587
						13,109,643
Materials - 6.7%
AgroFresh,
Term Loan, 3 Month LIBOR + 4.75%		7.11	7/31/21	746,164	[b]	743,366
Albea Beauty,
Term Loan, 3 Month LIBOR + 3.00%		5.29	4/22/24	550,000	[b]	550,228
Cyanco Intermediate,
Term Loan, 3 Month LIBOR + 3.50%		5.67	3/7/25	753,700	[b]	757,469
LSF10 XL Bidco SCA,
Facility B Term Loan, 3 Month
EURIBOR + 4.00% @ Floor	EUR	4.00	4/11/24	2,287,323	[b]	2,672,817
Murray Energy,
Term B-2 Loan, 3 Month LIBOR +
7.25%		9.61	4/9/20	494,664	[b]	461,584
OCI Partners,
Term Loan B, 3 Month LIBOR + 4.00%		6.37	2/14/25	980,000	[b]	992,098
Oxea Holding,
Tranche B-1 Term Loan, 3 Month
EURIBOR + 3.75% @ Floor	EUR	3.75	10/14/24	2,000,000	[b]	2,345,791
Solenis International,
Second Lien Initial Term Loan, 3 Month
LIBOR + 6.75%		9.11	7/2/22	1,000,000	[b]	1,000,500
US Silica,
Term Loan B, 3 Month LIBOR + 4.00%		6.35	4/25/25	72,000	[b]	72,645
						9,596,498
Telecommunications - 3.0%
Intelsat Jackson Holdings,
Tranche B- 4 Term Loan, 3 Month
LIBOR + 4.50%		6.81	1/15/24	476,191	[b]	494,217
Interoute Finco,
First Lien Tranche B Term Loan, 3
Month EURIBOR + 3.25% @ Floor	EUR	3.25	11/14/23	2,000,000	[b]	2,340,274
West,
First Lien B Term Loan, 3 Month LIBOR
+ 4.00%		6.34	10/10/24	1,496,250	[b]	1,496,654
						4,331,145
Total Floating Rate Loan Interests
(cost $56,790,248)						56,871,861

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	7-Day
Description	Yield (%)	Shares	Value ($)
Other Investment - 1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,945,770)	1.73	1,945,770 [d]	1,945,770
Total Investments (cost $206,088,070)		141.2%	203,580,024
Liabilities, Less Cash and Receivables		(41.2%)	(59,378,712)
Net Assets		100.0%	144,201,312

EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate

EUR—Euro
GBP—British Pound

[a] Amount stated in U.S. Dollars unless otherwise noted above.
[b] Variable rate security—rate shown is the interest rate in effect at period end.
[c] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at
$104,445,506 or 72.43% of net assets.
[d] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan
Obligations	-	48,551,918	-	48,551,918
Corporate Bonds†	-	96,210,475	-	96,210,475
Floating Rate Loan Interests†	-	56,871,861	-	56,871,861
Registered Investment
Company	1,945,770	-	-	1,945,770
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	596,117	-	596,117
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(51,112)	-	(51,112)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.
May 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Citigroup
United States
Dollar	2,497,719	Euro	2,080,000	6/8/18	64,788
United States
Dollar	19,949,105	Euro	16,866,000	6/21/18	199,099
United States
Dollar	5,488,726	Euro	4,727,425	6/29/18	(50,898)
United States
Dollar	13,778,008	British Pound	10,348,594	6/29/18	(214)
Goldman Sachs International
		United States
Euro	2,170,000	Dollar	2,513,370	6/29/18	29,448
		United States
British Pound	1,800,000	Dollar	2,391,621	6/29/18	4,917
United States
Dollar	8,568,462	Euro	7,194,000	6/11/18	151,610
United States
Dollar	8,268,070	Euro	6,990,000	6/21/18	82,813
United States
Dollar	2,657,408	British Pound	1,951,000	6/4/18	63,442
Gross Unrealized Appreciation					596,117
Gross Unrealized Depreciation					(51,112)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At May 31, 2018, accumulated net unrealized depreciation on investments was $2,508,046, consisting of $1,853,316 gross unrealized appreciation and $4,361,362 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Alcentra Global Credit Income 2024 Target Term Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 23, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 23, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)